Business Combination (Tables)	6 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Business Combination Identified Assets Acquired and Liabilities

The following tables summarize the consideration paid for the acquisitions and the preliminary amount of identified assets acquired and liabilities assumed as of the acquisition date:

Fair Value
Equity consideration	$11,123,075
Settlement of preexisting relationship (Note 7)	1,184,115
Net consideration	9,938,960
Assets acquired:
Cash and cash equivalents	77,270
Accounts receivable	57,093
Prepaid expenses and other current assets	78,265
Property and equipment	2,311
Customer list	80,000
Goodwill	14,045,955
Total assets acquired	14,340,894
Liabilities assumed:
Accounts payable and accrued liabilities	2,203,441
Deferred revenue	160,509
Fair value of debt assumed	2,037,984
Total liabilities assumed	4,401,934

Estimated fair value of net assets acquired	$9,938,960

Schedule of Unaudited, Pro Forma Consolidated Results of Operations	The following table presents the unaudited, pro forma consolidated results of operations for the three and six months ended December 31, 2024 as if the Business Combination had occurred at the beginning of fiscal year 2023.
	Three months ended December 31, 2024	Three months ended December 31, 2023	Six months ended December 31, 2024	Six months ended December 31, 2023
	unaudited	unaudited	unaudited	unaudited
Revenue	$91,692	$91,567	$193,661	$189,475
Net income (loss)	$31,236,703	$7,160,057	$22,259,988	$12,540,940